Revenue - Disaggregation based on geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue and other operating income
Revenue	$ 119,911	$ 105,824	$ 216,934	$ 212,755
US
Revenue and other operating income
Revenue	40,392	36,740	73,801	72,277
Europe
Revenue and other operating income
Revenue	38,502	30,998	68,932	61,740
Asia
Revenue and other operating income
Revenue	23,243	22,660	42,722	47,572
Other
Revenue and other operating income
Revenue	$ 17,774	$ 15,426	$ 31,479	$ 31,166